As filed with the Securities and Exchange Commission on December 13, 2001
                       1933 Act Registration No. 2-85229
                       1940 Act Registration No. 811-3802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]
         Pre-Effective Amendment No.    [   ]     [   ]
         Post-Effective Amendment No.   [ 33]     [ X ]
                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

         Amendment No.                  [ 34]     [ X ]

                                (Check appropriate box or boxes)


                                 NEUBERGER BERMAN INCOME FUNDS
                                 -----------------------------
                     (Exact Name of the Registrant as Specified in Charter)
                                        605 Third Avenue
                                 New York, New York 10158-0180
                            (Address of Principal Executive Offices)

               Registrant's Telephone Number, including area code: (212)476-8800

                                  Peter E. Sundman, President
                                 Neuberger Berman Income Funds
                                  605 Third Avenue, 2nd Floor
                                 New York, New York 10158-0180

                                    Arthur C. Delibert, Esq.
                                   Kirkpatrick & Lockhart LLP
                                1800 Massachusetts Avenue, N.W.
                                  Washington, D.C. 20036-1800
                          (Names and Addresses of agents for service)



Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

___immediately  upon filing  pursuant to paragraph (b)

___on __________________ pursuant to paragraph (b)

___60 days after filing pursuant to paragraph (a)(1)

_X_on  FEBRUARY  11,  2001 pursuant to paragraph (a)(1)
       -------------------

___75 days after filing pursuant to paragraph  (a)(2)

___on ________________ pursuant to paragraph (a)(2)

                          NEUBERGER BERMAN INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 33 ON FORM N-1A

         This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 33 on Form N-1A

Cross Reference Sheet

         Neuberger Berman Income Funds

         Part A - Income Funds Investor Class Prospectus
                  Limited Maturity Bond Fund Trust Class Prospectus Institutional Cash Fund Trust Class Prospectus

         Part B - Statement of Additional Information

         Part C - Other Information

Signature Pages

                          NEUBERGER BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 33 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
-------  --------

                Exhibit   Description
                Number    -----------
                ------

                (a)       (1)      Certificate of Trust. Incorporated by Reference to Post-Effective
                                   Amendment No. 21 to Registrant's Registration Statement, File Nos.
                                   2-85229 and 811-3802 (Filed February 23, 1996).

                          (2)      Restated Certificate of Trust.  Incorporated by Reference to
                                   Post-Effective Amendment No. 26 to Registrant's Registration
                                   statement, File Nos. 2-85229 and 811-3802 (Filed December 29, 1998).

                          (3)      Trust Instrument of Neuberger Berman Income Funds.  Incorporated by
                                   Reference to Post-Effective Amendment No. 21 to Registrant's
                                   Registration Statement, File Nos. 2-85229 and 811-3802 (Filed
                                   February 23, 1996).

                          (4)      Schedule A - Current Series of Neuberger Berman Income Funds.
                                   Incorporated by Reference to Post-Effective Amendment Nos. 32
                                   2-85229 and 811-3802 (Filed February 8, 2001).

                (b)       By-Laws of Neuberger Berman Income Funds.  Incorporated by Reference to
                          Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                          Nos. 2-85229 and 811-3802. (Filed February 23, 1996).

                (c)       (1)      Trust Instrument of Neuberger Berman Income Funds, Articles IV, V,
                                   and VI.  Incorporated by Reference to Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement, File Nos. 2-85229 and
                                   811-3802 (Filed February 23, 1996).

                          (2)      By-Laws of Neuberger  Berman Income Funds, Articles V, VI, and
                                   VIII.  Incorporated by Reference to Post-Effective Amendment No. 21
                                   to Registrant's Registration Statement, File Nos. 2-85229 and
                                   811-3802 (Filed February 23, 1996).

                (d)       (1)      (i)      Management Agreement Between Income Funds and Neuberger
                                            Berman Management Inc.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                                   (ii)     Schedule A - Series of Income Funds Currently Subject to
                                            the Management Agreement.   Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).


                                   (iii)    Schedule B - Schedule of Compensation under the Management
                                            Agreement. Incorporated by Reference to Post-Effective
                                            Amendment No. 32 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                          (2)      (i)      Sub-Advisory Agreement Between Neuberger Berman Management
                                            Inc. and Neuberger Berman, L.P with respect to Income
                                            Funds.  Incorporated by Reference to Post-Effective
                                            Amendment No. 32 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                                   (ii)     Schedule A - Series of Income Funds Currently Subject to
                                            the Sub-Advisory Agreement. Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                (e)       (1)      (i)      Distribution Agreement between Neuberger Berman Income
                                            Funds and Neuberger Berman Management Inc. with Respect to
                                            Investor Class Shares.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                                   (ii)     Schedule A - Series of Neuberger Berman Income Funds
                                            Currently Subject to the Investor Class Distribution
                                            Agreement.  Incorporated by Reference to Post-Effective
                                            Amendment No. 32 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                          (2)      (i)      Distribution Agreement between Neuberger Berman Income
                                            Funds and Neuberger Berman Management Inc. with Respect to
                                            Trust Class Shares.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                                   (ii)     Schedule A - Series of Neuberger Berman Income Funds
                                            Currently Subject to the Trust Class Distribution
                                            Agreement.  Incorporated by Reference to Post-Effective
                                            Amendment No. 32 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                (f)       Bonus, Profit Sharing Contracts.  None.

                (g)       (1)      Custodian Contract Between Neuberger Berman Income Funds and State
                                   Street Bank and Trust Company.  Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to Registrant's Registration
                                   Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                          (2)      Schedule of Compensation under the Custodian Contract.
                                   Incorporated by Reference to Post-Effective Amendment No. 23 to
                                   Registrant's Registration Statement, File Nos. 2-85229 and 811-3802
                                   (Filed January 31, 1997).

                (h)       (1)      (i)      Transfer Agency and Service Agreement Between Neuberger
                                            Berman Income Funds and State Street Bank and Trust
                                            Company.  Incorporated by Reference to Post-Effective
                                            Amendment No. 21 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                                   (ii)     First Amendment to Transfer Agency and Service Agreement
                                            between Neuberger Berman Income Funds and State Street
                                            Bank and Trust Company.  Incorporated by Reference to
                                            Post-Effective Amendment No. 21 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 23, 1996).

                                   (iii)    Schedule of Compensation under the Transfer Agency and
                                            Service Agreement. Incorporated by Reference to
                                            Post-Effective Amendment No. 23 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed January 31, 1997).

                          (2)      (i)      Administration Agreement Between Neuberger Berman Income
                                            Funds and Neuberger Berman Management Inc. with Respect to
                                            Investor Class Shares.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                                   (ii)     Schedule A - Series of Neuberger Berman Income Funds
                                            Currently Subject to the Administration Agreement.
                                            Incorporated by Reference to Post-Effective Amendment
                                            No. 32 to Registrant's Registration Statement, File
                                            Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                           (iii)            Schedule B - Schedule of Compensation Under the
                                            Administration Agreement.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                           (3)      (i)     Administration Agreement Between Neuberger Berman Income
                                            Funds and Neuberger Berman Management Inc. with Respect to
                                            Trust Class Shares.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                                    (ii)    Schedule A - Series of Neuberger Berman Income Funds
                                            Currently Subject to the Administration Agreement.
                                            Incorporated by Reference to Post-Effective Amendment
                                            No. 32 to Registrant's Registration Statement, File
                                            Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                                    (iii)   Schedule B - Schedule of Compensation Under the
                                            Administration Agreement.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                (i)        Opinion and Consent of Kirkpatrick & Lockhart with Respect to Securities
                            Matters of the Registrant.  To be filed by amendment.

                (j)        Consent of Independent Auditors.  To be filed by amendment.

                (k)        Financial Statements Omitted from Prospectus.  None.

                (l)        Letter of Investment Intent.  None

                (m)        Plan Pursuant to Rule 12b-1.  None.

                (n)        Plan Pursuant to Rule 18f-3.  Incorporated by Reference to Post-Effective
                           Amendment No. 32 to Registrant's Registration
                           Statement,  File Nos.  2-85229  and  811-3802
                           (Filed February 8, 2001).

                (o)        Power of Attorney.  To be filed by amendment.

                (p)        Code of Ethics for Registrant, its Investment Advisers and Principal
                           Underwriters.  Incorporated by Reference to Post-Effective Amendment No. 92
                           to Neuberger Berman Equity Funds Registration Statement, File Nos. 2-11357
                           and 811-582 (Filed December 13, 2000).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-------  -------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.


ITEM 25. INDEMNIFICATION.
-------  ---------------


         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;

(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.


         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.


         Section 9 of the Management Agreement between Neuberger and Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.


         Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, L.P. ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by any series or its interest holders in connection with the matters to which the Agreement relates.


         Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each of the classes of shares of each of the
Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

         Section 11 of the Distribution Agreement between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB
Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.          Business and Other Connections of Adviser and Sub-adviser.
-------           ---------------------------------------------------------

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.



NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------
Claudia Brandon                                  Secretary, Neuberger Berman
Vice President/Mutual Fund Board Relations,      Advisers Management Trust;
NB Management Inc. since May 2000; Vice          Secretary, Neuberger Berman
President, NB Management from 1986-1999;         Equity Funds; Secretary,
Employee, Neuberger Berman since 1999.           Neuberger Berman Income Funds.

Thomas J. Brophy                                 None.
Vice President, Neuberger Berman; Vice
President, NB Management Inc. since March 2000.

Valerie Chang                                    None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Brooke A. Cobb                                   None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Robert Conti                                     Vice President, Neuberger
Vice President, Neuberger Berman; Senior Vice    Berman Income Funds; Vice
President, NB Management Inc. since November     President, Neuberger Berman
2000; Treasurer, NB Management Inc. until May    Equity Funds; Vice President,
2000.                                            Neuberger Berman Advisers
                                                 Management Trust

Robert W. D'Alelio                               None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Stanley G. Deutsch                               None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc. since September
2000.

Ingrid Dyott                                     None.
Vice President, Neuberger Berman; Vice
President, NB Management Inc.

Michael F. Fasciano                              President, Fasciano Company
Managing Director, Neuberger Berman since        Inc. until March 2001;
March 2001; Vice President, NB Management Inc.   Portfolio Manager, Fasciano
since March 2001.                                Fund Inc. until March 2001.

Robert S. Franklin                               None.
Vice President, Neuberger Berman; Vice
President, NB Management Inc.

Brian P. Gaffney                                 Vice President, Neuberger
Managing Director, Neuberger Berman since        Berman Income Funds; Vice
April 2000, Senior Vice President,               President, Neuberger Berman
NB Management Inc. since November 2000; Vice     Equity Funds; Vice President,
President, NB Management from April 1997         Neuberger Berman Advisers
through November 1999.                           Management Trust.


Robert I. Gendelman                              None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Thomas E. Gengler, Jr.                           None.
Senior Vice President, Neuberger Berman since
February 2001, prior thereto, Vice President,
Neuberger Berman since 1999; Senior Vice
President, NB Management Inc. since March 2001 prior thereto, Vice President, NB Management
Inc.

Theodore P. Giuliano                             None.
Vice President (and Director until February
2001), NB Management Inc.; Managing Director,
Neuberger Berman

Joseph K. Herlihy                                Treasurer, Neuberger Berman Inc
Senior Vice President, Treasurer, Neuberger
Berman; Treasurer, NB Management Inc.

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Michael M. Kassen                                Executive Vice President,
Executive Vice President and Chief Investment    Chief Investment Officer and
Officer, Neuberger Berman; Chairman and          Director, Neuberger Berman
Director, NB Management Inc. since May 2000,     Inc.
prior thereto, Executive Vice President, Chief
Investment Officer and Director, NB Management
Inc. from November 1999 until May 2000; Vice
President from June 1990 until November 1999.

Barbara R. Katersky                              None.
Senior Vice President, Neuberger Berman;
Senior Vice President, NB Management Inc.

Robert B. Ladd                                   None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Kelly M. Landron                                 None.
Vice President, NB Management Inc. since March
2000.

Jeffrey B. Lane                                  Director, Chief Executive
Chief Executive Officer and President,           Officer and President,
Neuberger Berman; Director, NB Management Inc.   Neuberger Berman Inc.;
since February 2001.                             Director, Neuberger Berman
                                                 Trust Company from June 1999
                                                 until November 2000.








Josephine Mahaney                                None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Michael F. Malouf                                None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Robert Matza                                     Executive Vice President,
Executive Vice President and Chief  January      Chief Operating Officer and
Operating Neuberger Berman Inc. since  Officer,  Director, Neuberger Berman
January 2001,  prior thereto,  Executive Vice    since January 2001, prior
President and Chief Adminstrative Officer        thereto, Executive Vice
Neuberger Berman; Director,                      President, Chief
NB Management Inc. since April 2000.             Administrative Officer and
                                                 Director, Neuberger Berman,
                                                 Inc.

Ellen Metzger                                    Assistant Secretary, Neuberger
Vice President, Neuberger Berman; Secretary,     Berman Inc. since 2000.
NB Management Inc.

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Arthur Moretti
Managing Director, Neuberger Berman since June   Managing Director, Eagle
2001; Vice President, NB Management Inc. since   Capital from January 1999
June 2001.                                       until June 2001.





S. Basu Mullick                                  None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Janet W. Prindle                                 Director, Neuberger Berman
Managing Director, Neuberger Berman; Vice        National Trust Company since
President, NB Management Inc.                    January 2001; Director
                                                 Neuberger Berman Trust Company
                                                 of Delaware since April 2001.

Kevin L. Risen                                   None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Heidi L. Schneider                               Executive Vice President and
Executive Vice President, Neuberger Berman;      Director, Neuberger Berman
Director, NB Management Inc. since February      Inc.; Chair and Director,
2001.                                            Neuberger Berman National
                                                 Trust Company since January
                                                 2001; Director, Neuberger
                                                 Berman Trust Company of
                                                 Delaware since February 2000
                                                 (and Chair until January
                                                 2001); Director, Neuberger
                                                 Berman Trust Company until
                                                 September 2001 (and Chair from
                                                 September 1999 until January
                                                 2001).

Benjamin E. Segal                                None.
Managing Director, Neuberger Berman since
November 2000, prior thereto, Vice President,
Neuberger Berman; Vice President,
NB Management Inc.

Jennifer Silver                                  None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Kent C. Simons                                   None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Matthew S. Stadler                               Senior Vice-President and
Senior Vice President and Chief                  Chief Financial Officer,
Financial Officer,  Neuberger Berman             Neuberger Berman Inc. since
since August 2000, prior thereto, Controller,   August 2000; Senior Vice
Neuberger Berman from November 1999 to           President and Chief Financial
August 2000; Senior Vice President and           Officer, National Discount
Chief Financial Officer, NB Management Inc.      Brokers Group from May 1999
since August 2000.                               until October 1999.

Peter E. Sundman                                 Executive Vice President and
President and Director, NB Management Inc.;      Director, Neuberger Berman
Executive Vice President, Neuberger Berman.      Inc.; President and Chief
                                                 Executive Officer, Neuberger
                                                 Berman Income Funds, President
                                                 and Chief Executive Officer,
                                                 Neuberger Berman Advisers
                                                 Management Trust; President
                                                 and Chief Executive Officer,
                                                 Neuberger Berman Equity Funds.

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Judith M. Vale                                   None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Catherine Waterworth                             None.
Vice President, Neuberger Berman; Vice
President, NB Management Inc.

Allan R. White, III                              None.
Managing Director, Neuberger Berman; Vice
President, NB Management.

         The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.          Principal Underwriters.
-------           ----------------------

         (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                  Neuberger Berman Advisers Management Trust
                  Neuberger Berman Equity Funds

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                    POSITIONS AND OFFICES                            POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                                 WITH REGISTRANT
    ----                            ----------------                                 ---------------
    Claudia Brandon                 Vice President/Mutual Fund Board Relations       Secretary
    Thomas J. Brophy                Vice President                                   None
    Valerie Chang                   Vice President                                   None
    Brooke A. Cobb                  Vice President                                   None
    Robert Conti                    Senior Vice President                            Vice President
    Robert W. D'Alelio              Vice President                                   None
    Stanley G. Deutsch              Vice President                                   None
    Ingrid Dyott                    Vice President                                   None
    Michael F. Fasciano             Vice President                                   None
    Robert S. Franklin              Vice President                                   None
    Brian P. Gaffney                Senior Vice President                            Vice President
    Robert I. Gendelman             Vice President                                   None
    Thomas E. Gengler, Jr.          Senior Vice President                            None
    Theodore P. Giuliano            Vice President                                   None
    Joseph K. Herlihy               Treasurer                                        None
    Michael M. Kassen               Chairman and Director                            President
    Barbara R. Katersky             Senior Vice President                            None
    Robert B. Ladd                  Vice President                                   None
    Kelly M. Landron                Vice President                                   None
    Jeffrey B. Lane                 Director                                         None
    Josephine Mahaney               Vice President                                   None
    Michael F. Malouf               Vice President                                   None
    Robert Matza                    Director                                         None
    Ellen Metzger                   Secretary                                        None
    Arthur Moretti                  Vice President                                   None
    S. Basu Mullick                 Vice President                                   None
    Janet W. Prindle                Vice President                                   None
    Kevin L. Risen                  Vice President                                   None
    Heidi L. Schneider              Director                                         None
    Benjamin E. Segal               Vice President                                   None
    Jennifer K. Silver              Vice President                                   None
    Kent C. Simons                  Vice President                                   None
    Matthew S. Stadler              Senior Vice President and Chief Financial        None
                                    Officer
    Peter E. Sundman                President and Director                           Trustee and Chairman of the
                                                                                     Board

                                    POSITIONS AND OFFICES                            POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                                 WITH REGISTRANT
    ----                            ----------------                                 ---------------

    Judith M. Vale                  Vice President                                   None
    Catherine Waterworth            Vice President                                   None
    Allan R. White, III             Vice President                                   None


         (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.
-------  --------------------------------

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29. Management Services
-------  -------------------

         Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings
-------  ------------

         None.